Provision for Risks - Schedule of Number of Claims, Assessments and Legal Proceedings (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Total	R$ 5,661	R$ 4,850
Civil [Member]
Disclosure of other provisions [line items]
Total	727	92
Tax [Member]
Disclosure of other provisions [line items]
Total	R$ 4,934	R$ 4,758